Net loss per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Net loss per share
Note 5 - Net loss per share
The following table presents the computation of basic and diluted net loss per share for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	Class A and B Shares		Class A and B Shares
Net loss attributable to common shareholders	(304,057)	(228,244)	(313,035)	(502,734)
Weighted-average number of common shares outstanding:
Basic and diluted	2,109,975,806	1,950,335,837	2,109,952,338	1,943,759,914
Net loss per share (in ones):
Basic and diluted	$(0.14)	$(0.12)	$(0.15)	$(0.26)
Loss per share for the six months ended June 30, 2022 is retrospectively adjusted to reflect the number of equivalent shares issued by the Parent to the Former Parent, based on the number of shares outstanding on the reporting date multiplied by the exchange ratio of 8.335. For detail on the equity exchange ratio related to the merger with Gores Guggenheim, Inc. ("GGI"), refer to Note 20 - Equity in the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2022, and for the three years ended December 31, 2022 that were included in the Form 20-F filed with the SEC on April 14, 2023. The following table presents shares that were not included in the calculation of diluted earnings per share as their effects would have been antidilutive for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Earn-out Shares	158,177,609	158,177,609	158,177,609	158,177,609
Class C-1 Shares	20,499,965	15,999,965	20,499,965	15,999,965
Class C-2 Shares	4,500,000	9,000,000	4,500,000	9,000,000
PSUs	2,326,794	858,821	2,326,794	858,821
RSUs	708,968	629,303	708,968	629,303
Marketing consulting services agreement	62,500	187,500	62,500	187,500
Total antidilutive shares	186,275,836	184,853,198	186,275,836	184,853,198